Leases (Lease Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019
Lease Liabilities [Abstract]
Balance	$ 1,324
Net additions	55
interest on lease liabilities	44	$ 0
Interest payments on lease liabilities	(44)
Principal payments on lease liabilities	(112)
Other	3
Balance	1,270	1,324
Current			$ 113	$ 113	$ 0
Lont-term			1,157	1,211	0
Balance	$ 1,270	$ 1,324	$ 1,270	$ 1,324	$ 1,324